K. Michael Carlton

Associate

+1.202.373.6070

Michael.carlton@morganlewis.com

VIA EDGAR

March 29, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nushares ETF Trust (File Nos. 333-212032 and 811-23161)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of Nushares ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 87 to the Trust’s registration statement on Form N-1A (Amendment No. 90 to the Trust’s registration statement under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to reflect: (i) a revised name for the Trust’s Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (the “Fund”); (ii) a revised investment objective for the Fund; (iii) a reduction in the Fund’s management fee; (iv) revised principal investment strategies for the Fund; and (v) other corresponding changes to the Fund’s Prospectus and Statement of Additional Information.

If you have any questions, please do not hesitate to contact me at (202) 373-6070.

Sincerely,

/s/ K. Michael Carlton
K. Michael Carlton